SHARE-BASED COMPENSATION (Details) (USD $)	1 Months Ended							12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended						0 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 Stock options	Apr. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Nov. 30, 2011 Stock options	Mar. 31, 2011 Stock options	Jul. 31, 2010 Stock options	Jun. 30, 2010 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Mar. 31, 2011 Stock options Minimum	Mar. 31, 2011 Stock options Maximum	Dec. 31, 2012 Stock options Employees	Dec. 31, 2011 Stock options Employees	Jul. 31, 2010 Stock options Mr. Jeffrey Chan	Dec. 31, 2012 Stock options Non-employees	Dec. 31, 2011 Stock options Non-employees	Dec. 31, 2010 Stock options Non-employees	Jun. 01, 2009 2009 Plan Stock options	Jun. 01, 2010 2009 Plan Stock options Minimum	Nov. 30, 2011 2009 Plan Stock options Minimum	Nov. 30, 2011 2009 Plan Stock options Maximum	Jun. 01, 2009 2009 Plan Stock options Officers and employees	Dec. 31, 2012 2009 Plan Stock options Officers and employees	Dec. 31, 2012 2010 Plan Employees	Dec. 31, 2011 2010 Plan Employees	Dec. 31, 2010 2010 Plan Employees	Dec. 31, 2012 2010 Plan Non-employees	Dec. 31, 2011 2010 Plan Non-employees	Dec. 31, 2010 2010 Plan Non-employees	Jun. 01, 2010 2010 Plan Stock options	Apr. 30, 2012 2010 Plan Stock options	Nov. 30, 2011 2010 Plan Stock options	Mar. 31, 2011 2010 Plan Stock options	Dec. 31, 2012 2010 Plan Stock options	Apr. 30, 2012 2010 Plan Stock options Minimum	Nov. 30, 2011 2010 Plan Stock options Minimum	Mar. 31, 2011 2010 Plan Stock options Minimum	Apr. 30, 2012 2010 Plan Stock options Maximum	Nov. 30, 2011 2010 Plan Stock options Maximum	Mar. 31, 2011 2010 Plan Stock options Maximum	Jun. 01, 2010 2010 Plan Stock options Three officer item	Jun. 01, 2010 2010 Plan Stock options One officer item	Jun. 01, 2010 2010 Plan Stock options Second officer	Jun. 01, 2010 2010 Plan Stock options Third officer	Jun. 01, 2010 2010 Plan Stock options Employees item	Nov. 30, 2011 2010 Plan Stock options Employees item	Jun. 01, 2010 2010 Plan Stock options Other officers and employees	Mar. 31, 2011 2010 Plan Stock options Officer	Nov. 30, 2011 2010 Plan Stock options Officer	Mar. 31, 2011 2010 Plan Stock options Artist	Mar. 31, 2011 2010 Plan Stock options Two independent directors item	Mar. 31, 2011 2010 Plan Stock options Officer and artist	Dec. 31, 2012 2010 Plan Stock options Officer and artist	Nov. 30, 2011 2010 Plan Stock options Four independent directors item	Nov. 30, 2011 2010 Plan Stock options Two directors item	Nov. 30, 2011 2010 Plan Stock options Consultants	Nov. 30, 2011 2010 Plan Stock options Consultants item	Dec. 31, 2012 2010 Plan Stock options Consultants	Apr. 30, 2012 2010 Plan Stock options Five officers item	Apr. 30, 2012 2010 Plan Stock options 9 employees item
Share-based compensation
Number of ordinary shares authorized for issuance														317,072				209,163												5,410,650
Options vested																						$ 69,721									$ 28,472	$ 14,424										$ 35,671	$ 5,615	$ 196,518								$ 236,687					$ 13,056
Options vested																														722,955	1,021,528	559,576																				434,795				456,944
Vesting period														5 days								32 months								47 months					35 months	23 months	20 months	47 months	47 months	22 months				35 months													35 months
Contractual life																						10 years								10 years	10 years	10 years	10 years																								10 years
Exercise price (in dollars per share)	$ 8.17		$ 6.72					$ 8.17	$ 6.72											$ 3.44	$ 6.31											$ 8.62																	$ 6.31					$ 8.62	$ 8.62	$ 8.62	$ 8.62		$ 10.96	$ 10.96
Number of persons to whom options were granted																																									3	1			49	34					2			4	2		8		5	9
Weighted average grant-date fair value of options granted (in dollars per share)																														$ 2.26	$ 5.58	$ 4.13	$ 6.97
Estimated forfeiture rate (as a percent)																														0.00%	11.30%	11.30%
Share-based compensation cost												4,234,386	3,560,194	616	568,778	86,950
Assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model
Expected volatility (as a percent)	42.00%	43.00%	44.00%	44.00%	44.00%	44.00%	44.00%
Risk-free interest rate (as a percent)	2.08%	2.73%	2.77%	2.78%	2.89%	1.26%	4.36%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Exercise multiple	2.00	2.80	2.00	2.00		2.00	2.00	2.00	2.00	2.00	2.30
Fair value of the underlying ordinary shares (in dollars per share)	$ 9.84	$ 10.96	$ 7.60	$ 8.88	$ 12.37	$ 5.66	$ 4.75															$ 1.47
Number of share options
Outstanding at the beginning of the period (in shares)								2,821,518
Granted (in shares)								1,050,000														209,163																			324,245				650,631	289,000	14,117	435,774		125,708	110,000			135,000	150,000		470,000		950,000	100,000
Exercised (in shares)								(348,168)
Expired (in shares)								(2,339)
Forfeited (in shares)								(42,298)															0											0																			0					0
Outstanding at the end of the period (in shares)	3,478,713		2,821,518					3,478,713	2,821,518
Exercisable at the end of the period (in shares)	(1,702,431)							(1,702,431)
Expected to vest (in shares)	1,575,561							1,575,561
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)								$ 6.72												$ 3.44	$ 6.31																												$ 6.31									$ 3.33
Granted (in dollars per share)								$ 10.96						$ 6.31					$ 3.44			$ 3.36																		$ 6.31						$ 8.62		$ 6.31		$ 6.31	$ 11.56
Exercised (in dollars per share)								$ 5.20
Expired (in dollars per share)								$ 6.64
Forfeited (in dollars per share)								$ 5.71
Outstanding at the end of the period (in dollars per share)	$ 8.17		$ 6.72					$ 8.17	$ 6.72											$ 3.44	$ 6.31											$ 8.62																	$ 6.31					$ 8.62	$ 8.62	$ 8.62	$ 8.62		$ 10.96	$ 10.96
Exercisable at the end of the period (in dollars per share)	$ 7.23							$ 7.23
Expected to vest (in dollars per share)	$ 9.06							$ 9.06
Weighted average remaining contractual life
Outstanding at the beginning of the period								7 years 10 months 24 days	9 years 1 month 6 days
Granted								9 years 3 months 18 days
Exercised								7 years 6 months
Expired								7 years 7 months 6 days
Forfeited								7 years 10 months 24 days
Outstanding at the end of the period								7 years 10 months 24 days	9 years 1 month 6 days
Exercisable at the end of the period								6 years 10 months 24 days
Expected to vest								8 years 9 months 18 days
Aggregate intrinsic value
Outstanding at the beginning of the period								3,976,157
Exercised																								1,614,902	53,632	0	0	0	0
Outstanding at the end of the period	7,187,931		3,976,157					7,187,931	3,976,157
Exercisable at the end of the period	4,890,031							4,890,031
Expected to vest	2,038,236							2,038,236
Additional disclosures
Total unrecognized compensation cost	$ 7,922,842							$ 7,922,842
Weighted-average period over which cost is expected to be recognized								1 year 8 months 1 day